Off-Balance Sheet Activities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Expiration period for letters of credit	1 year
Letter of credit [Member]
Debt Instrument [Line Items]
Financial instrument off balance sheet risk exposure	$ 700	$ 610
Line of credit [Member]
Debt Instrument [Line Items]
Financial instrument off balance sheet risk exposure	38,605	40,882
Loans payable [Member]
Debt Instrument [Line Items]
Financial instrument off balance sheet risk exposure	$ 2,210	$ 1,756